Schedule of Convertible Promissory Notes Payable (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 1		12.00%
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 2		$ 500,000
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 3		0
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 4		(16,050)
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 5		0
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 6		483,950
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 7		0
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 8		(483,950)
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 9		0
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 10		0
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 11		0
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 1	12.00%
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 2	500,000
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 3	500,000
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 4	166,667
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 5	0
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 6	(175,574)
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 7	(16,050)
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 8	491,093
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 9	483,950
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 10	(1,989)
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 11	(483,950)
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 12	489,104
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 13	$ 0